UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-04847

Eclipse Funds

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, New York  10010

(Address of principal executive office)               (Zip Code)

George S. Shively, 51 Madison Avenue, New York, New York  10010

(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-576-7000

Date of fiscal year end:   October 31

Date of reporting period:   July 31, 2010

Item 1.  Schedule of Investments.

The schedule of investments for the period ended July 31, 2010 is filed herewith.

MainStay Balanced Fund
Portfolio of Investments ††† July 31, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 38.2%†
	Asset-Backed Security 0.2%
	Automobile 0.2%
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	$1,250,000	$1,267,475

	Total Asset-Backed Security (Cost $1,249,975)		1,267,475

	Convertible Bond 0.0%‡
	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (a)(b)(c)(d)	177,810	18

	Total Convertible Bond (Cost $13,325)		18

	Corporate Bonds 15.1%
	Aerospace & Defense 0.7%
	Boeing Co. (The) 4.875%, due 2/15/20	1,430,000	1,586,940
	Goodrich Corp. 4.875%, due 3/1/20	220,000	239,006
	L-3 Communications Corp. 5.20%, due 10/15/19	900,000	950,640
	Lockheed Martin Corp. 4.25%, due 11/15/19	1,200,000	1,276,147
	Northrop Grumman Corp. 5.05%, due 8/1/19	480,000	532,254
			4,584,987
	Banks 3.2%
	American Express Bank FSB 6.00%, due 9/13/17	2,000,000	2,229,628
	Bank of America Corp.
	5.625%, due 7/1/20	950,000	980,231
	5.65%, due 5/1/18	2,300,000	2,407,695
	BB&T Corp. 3.375%, due 9/25/13	2,000,000	2,079,688
	Citigroup, Inc.
	5.85%, due 8/2/16	1,500,000	1,580,112
	6.00%, due 8/15/17	1,150,000	1,217,862
	Fifth Third Bancorp 4.50%, due 6/1/18	325,000	310,969
	JPMorgan Chase & Co.
	4.40%, due 7/22/20	1,000,000	1,002,405
	5.25%, due 5/1/15	1,000,000	1,082,722
	KeyBank N.A. 5.80%, due 7/1/14	275,000	299,077
	KeyCorp 6.50%, due 5/14/13	400,000	439,508
	Morgan Stanley
	5.50%, due 1/26/20	850,000	854,082
	5.625%, due 9/23/19	1,100,000	1,118,099
	PNC Bank N.A. 6.875%, due 4/1/18	1,230,000	1,403,728
	PNC Funding Corp. 5.125%, due 2/8/20	350,000	370,795
	Wells Fargo & Co. 3.75%, due 10/1/14	2,500,000	2,616,580
			19,993,181
	Beverages 0.4%
	Anheuser-Busch Cos., Inc. 7.50%, due 3/15/12	1,500,000	1,641,223
	Anheuser-Busch InBev Worldwide, Inc. 3.00%, due 10/15/12	1,000,000	1,033,581
			2,674,804
	Building Materials 0.2%
	CRH America, Inc. 5.30%, due 10/15/13	203,000	217,976
	Masco Corp. 4.80%, due 6/15/15	1,200,000	1,158,236
			1,376,212
	Chemicals 0.2%
	Dow Chemical Co. (The) 5.70%, due 5/15/18	1,325,000	1,417,223

	Diversified Financial Services 1.3%
	Bear Stearns Cos., Inc. (The) 5.30%, due 10/30/15	2,000,000	2,183,808
	Capital One Bank USA N.A. 8.80%, due 7/15/19	1,250,000	1,591,146
	General Electric Capital Corp. 6.00%, due 8/7/19	2,500,000	2,767,240
	Goldman Sachs Group, Inc. (The) 6.00%, due 6/15/20	400,000	430,191
	HSBC Finance Corp. 6.375%, due 11/27/12	1,000,000	1,083,172
			8,055,557
	Electric 1.4%
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	1,250,000	1,460,004
	Duke Energy Corp. 3.35%, due 4/1/15	1,400,000	1,445,941
	Duke Energy Ohio, Inc. 5.45%, due 4/1/19	1,000,000	1,152,026
	Florida Power Corp. 4.55%, due 4/1/20	850,000	922,065
	FPL Group Capital, Inc. 2.55%, due 11/15/13	900,000	917,786
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,207,605
	Peco Energy Co. 5.00%, due 10/1/14	1,225,000	1,363,288
			8,468,715
	Environmental Controls 0.3%
	Republic Services, Inc.
	5.00%, due 3/1/20 (e)	1,025,000	1,078,576
	5.50%, due 9/15/19 (e)	1,000,000	1,096,203
			2,174,779
	Food 0.5%
	ConAgra Foods, Inc. 7.00%, due 4/15/19	600,000	728,126
	Kraft Foods, Inc. 4.125%, due 2/9/16	1,325,000	1,417,135
	Kroger Co. (The) 5.40%, due 7/15/40	500,000	502,946
	Safeway, Inc. 5.00%, due 8/15/19	400,000	435,122
			3,083,329
	Forest Products & Paper 0.1%
	International Paper Co. 7.30%, due 11/15/39	750,000	859,575

	Gas 0.1%
	Sempra Energy 6.50%, due 6/1/16	750,000	878,494

	Health Care - Services 0.3%
	Roche Holdings, Inc. 5.00%, due 3/1/14 (e)	1,500,000	1,666,341

	Insurance 0.8%
	Hartford Financial Services Group, Inc. (The) 5.50%, due 3/30/20	450,000	447,076
	Lincoln National Corp. 6.25%, due 2/15/20	1,600,000	1,707,454
	MetLife Global Funding I 5.125%, due 6/10/14 (e)	1,500,000	1,645,977
	Northwestern Mutual Life Insurance Co. 6.063%, due 3/30/40 (e)	750,000	835,380
	Principal Financial Group, Inc. 8.875%, due 5/15/19	450,000	562,083
			5,197,970
	Lodging 0.5%
	Marriott International, Inc.
	5.625%, due 2/15/13	450,000	480,463
	6.20%, due 6/15/16	900,000	961,866
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	1,400,000	1,419,267
			2,861,596
	Machinery - Diversified 0.1%
	Deere & Co. 5.375%, due 10/16/29	650,000	698,193

	Media 0.9%
	CBS Corp. 4.625%, due 5/15/18	250,000	252,614
	COX Communications, Inc. 8.375%, due 3/1/39 (e)	575,000	770,370
	NBC Universal, Inc. 5.15%, due 4/30/20 (e)	1,450,000	1,541,197
	TCM Sub LLC 3.55%, due 1/15/15 (e)	1,650,000	1,700,203
¤	Time Warner Cable, Inc. 8.25%, due 4/1/19	710,000	891,737
	Time Warner, Inc. 6.10%, due 7/15/40	225,000	237,612
			5,393,733
	Mining 0.2%
	Alcoa, Inc. 6.15%, due 8/15/20	1,450,000	1,469,437

	Miscellaneous - Manufacturing 0.3%
	ITT Corp.
	4.90%, due 5/1/14	1,130,000	1,235,810
	6.125%, due 5/1/19	400,000	462,795
			1,698,605
	Oil & Gas 0.2%
	Anadarko Petroleum Corp. 6.20%, due 3/15/40	700,000	621,659
	Marathon Oil Corp. 6.50%, due 2/15/14	612,000	694,051
			1,315,710
	Packaging & Containers 0.2%
	Bemis Co., Inc. 5.65%, due 8/1/14	900,000	996,233

	Pipelines 0.6%
	Energy Transfer Partners, L.P. 9.00%, due 4/15/19	950,000	1,163,976
	Plains All American Pipeline, L.P. 8.75%, due 5/1/19	800,000	996,727
	Williams Partners, L.P. 3.80%, due 2/15/15	1,290,000	1,333,570
			3,494,273
	Real Estate 0.1%
	AMB Property, L.P. 6.625%, due 12/1/19	725,000	783,419

	Real Estate Investment Trusts 0.8%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	1,450,000	1,437,363
	ERP Operating, L.P. 5.25%, due 9/15/14	922,000	1,007,140
	Federal Realty Investment Trust 5.90%, due 4/1/20	585,000	619,958
	Hospitality Properties Trust 6.30%, due 6/15/16	600,000	618,883
	Liberty Property, L.P. 5.125%, due 3/2/15	400,000	416,276
	UDR, Inc. 5.25%, due 1/15/15	700,000	721,442
			4,821,062
	Retail 0.2%
	Lowe's Cos., Inc. 5.80%, due 4/15/40	1,000,000	1,109,696

	Software 0.1%
	Oracle Corp. 3.875%, due 7/15/20 (e)	700,000	715,969

	Telecommunications 1.3%
	Cellco Partnership/Verizon Wireless Capital LLC 5.55%, due 2/1/14	2,000,000	2,260,178
	Southwestern Bell Telephone Corp. 7.00%, due 7/1/15	3,000,000	3,566,862
	Verizon Communications, Inc. 6.10%, due 4/15/18	1,950,000	2,257,047
			8,084,087
	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	500,000	534,109
	Total Corporate Bonds (Cost $87,251,474)		94,407,289

	Mortgage-Backed Securities 1.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.5%
	Banc of America Commercial Mortgage, Inc. Series 2006-2, Class A4 5.738%, due 5/10/45 (f)	1,300,000	1,404,901
	Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class A4 5.717%, due 6/11/40 (f)	900,000	940,733
	Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431%, due 10/15/49	1,800,000	1,900,291
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class A4 5.306%, due 12/10/46	900,000	916,208
	Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.444%, due 3/10/39	1,000,000	1,026,503
	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7, Class A4 5.874%, due 4/15/45 (f)	1,000,000	1,088,297
	Morgan Stanley Capital I
	Series 2006-HQ8, Class A4 5.385%, due 3/12/44 (f)	1,000,000	1,082,963
	Series 2007-HQ11, Class A4 5.447%, due 2/12/44	750,000	763,725
	Total Mortgage-Backed Securities (Cost $8,143,128)		9,123,621

	U.S. Government & Federal Agencies 18.9%
	Federal Home Loan Bank 0.8%
	4.50%, due 9/16/13	2,500,000	2,765,230
	5.50%, due 8/13/14	2,000,000	2,327,388
			5,092,618
¤	Federal Home Loan Mortgage Corporation 3.0%
	1.50%, due 1/7/11	2,500,000	2,514,007
	2.875%, due 11/23/10	2,150,000	2,168,589
	3.25%, due 2/25/11	2,000,000	2,031,590
	3.50%, due 5/29/13	2,000,000	2,144,546
	3.875%, due 6/29/11	5,500,000	5,677,188
	4.75%, due 1/18/11	2,000,000	2,041,740
	5.125%, due 4/18/11	2,000,000	2,068,196
			18,645,856
¤	Federal National Mortgage Association 1.3%
	3.625%, due 8/15/11	2,000,000	2,067,830
	4.50%, due 2/15/11	2,000,000	2,046,214
	4.875%, due 5/18/12	2,000,000	2,152,560
	5.50%, due 3/15/11	2,000,000	2,064,180
			8,330,784
¤	United States Treasury Notes 13.8%
	0.625%, due 6/30/12	8,900,000	8,915,308
	0.875%, due 1/31/12	4,875,000	4,906,800
	1.00%, due 12/31/11	3,300,000	3,327,713
	1.00%, due 7/15/13	9,000,000	9,045,720
	1.125%, due 12/15/12	11,485,000	11,609,716
	1.375%, due 5/15/12	6,174,000	6,269,746
	1.375%, due 9/15/12	5,875,000	5,972,302
	1.375%, due 3/15/13	11,250,000	11,440,687
	1.75%, due 4/15/13	13,450,000	13,811,536
	2.125%, due 5/31/15	815,000	837,730
	2.50%, due 3/31/15	620,000	649,016
	3.125%, due 4/30/17	2,000,000	2,108,750
	3.50%, due 5/15/20	1,810,000	1,900,790
	3.625%, due 2/15/20	4,745,000	5,036,742
			85,832,556
	Total U.S. Government & Federal Agencies (Cost $115,466,338)		117,901,814

	Yankee Bonds 2.5% (g)
	Banks 0.8%
	Bank of Nova Scotia 3.40%, due 1/22/15	1,000,000	1,052,218
	Credit Suisse/New York NY 5.30%, due 8/13/19	1,000,000	1,096,658
	HSBC Bank PLC 3.50%, due 6/28/15 (e)	900,000	931,886
	Svenska Handelsbanken AB 4.875%, due 6/10/14 (e)	600,000	647,464
	Westpac Banking Corp. 4.875%, due 11/19/19	1,450,000	1,529,481
			5,257,707
	Oil & Gas 0.4%
	Petroleos Mexicanos 4.875%, due 3/15/15 (e)	1,000,000	1,047,500
	Shell International Finance B.V. 4.00%, due 3/21/14	1,500,000	1,609,047
			2,656,547
	Pharmaceuticals 0.2%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	900,000	1,017,013

	Sovereign 0.2%
	Svensk Exportkredit AB 3.25%, due 9/16/14	1,000,000	1,052,186

	Telecommunications 0.9%
	America Movil SAB de C.V. 5.00%, due 3/30/20 (e)	500,000	531,578
	Deutsche Telekom International Finance B.V. 6.00%, due 7/8/19	1,500,000	1,700,790
	Telefonica Emisiones SAU 5.134%, due 4/27/20	1,600,000	1,680,786
	Vodafone Group PLC 5.625%, due 2/27/17	1,300,000	1,437,680
			5,350,834
	Total Yankee Bonds (Cost $14,224,989)		15,334,287
	Total Long-Term Bonds (Cost $226,349,229)		238,034,504

		Shares	Value
	Common Stocks 59.5%
	Aerospace & Defense 0.9%
	General Dynamics Corp.	18,784	1,150,520
	L-3 Communications Holdings, Inc.	7,710	563,138
	Northrop Grumman Corp.	63,417	3,718,773
			5,432,431
	Agriculture 1.0%
	Altria Group, Inc.	105,907	2,346,899
	Archer-Daniels-Midland Co.	54,335	1,486,606
	Philip Morris International, Inc.	44,638	2,278,323
			6,111,828
	Airlines 0.1%
	Copa Holdings S.A. Class A	13,560	700,374

	Auto Manufacturers 1.5%
	Ford Motor Co. (h)	378,031	4,827,456
	Oshkosh Corp. (h)	132,928	4,570,064
			9,397,520
	Banks 2.6%
	BancorpSouth, Inc.	47,254	692,744
	Capital One Financial Corp.	84,844	3,591,446
	CapitalSource, Inc.	60,600	326,028
	M&T Bank Corp.	21,976	1,919,384
	Marshall & Ilsley Corp.	192,973	1,356,600
	PNC Financial Services Group, Inc.	45,389	2,695,653
	Popular, Inc. (h)	467,499	1,341,722
	Regions Financial Corp.	364,323	2,670,488
	Zions Bancorp	77,603	1,722,010
			16,316,075
	Beverages 0.1%
	Molson Coors Brewing Co. Class B	19,305	868,918

	Biotechnology 1.1%
	Amgen, Inc. (h)	23,569	1,285,217
	Gilead Sciences, Inc. (h)	146,503	4,881,480
	Myriad Genetics, Inc. (h)	34,064	494,269
			6,660,966
	Building Materials 0.1%
	Armstrong World Industries, Inc. (h)	21,893	800,408

	Chemicals 1.9%
	Ashland, Inc.	107,035	5,442,730
	Cabot Corp.	58,963	1,739,408
	Cytec Industries, Inc.	19,794	988,116
	Huntsman Corp.	133,908	1,402,017
	Lubrizol Corp. (The)	20,746	1,939,544
	RPM International, Inc.	27,927	524,190
			12,036,005
	Commercial Services 1.1%
	Apollo Group, Inc. Class A (h)	89,825	4,143,627
	R.R. Donnelley & Sons Co.	100,978	1,703,499
	SAIC, Inc. (h)	30,547	507,996
	Washington Post Co. Class B	926	389,374
	Weight Watchers International, Inc.	14,110	386,473
			7,130,969
	Computers 1.9%
	Computer Sciences Corp.	26,955	1,221,870
	Dell, Inc. (h)	228,802	3,029,339
	Hewlett-Packard Co.	95,148	4,380,614
	Lexmark International, Inc. Class A (h)	24,187	888,872
	Western Digital Corp. (h)	76,073	2,007,566
			11,528,261
	Cosmetics & Personal Care 0.9%
	Procter & Gamble Co. (The)	95,001	5,810,261

	Distribution & Wholesale 0.5%
	Ingram Micro, Inc. Class A (h)	21,747	359,478
	Tech Data Corp. (h)	68,653	2,715,913
			3,075,391
	Diversified Financial Services 1.8%
	Ameriprise Financial, Inc.	26,547	1,125,327
	BlackRock, Inc.	6,021	948,247
	Discover Financial Services	203,872	3,113,126
	JPMorgan Chase & Co.	111,790	4,502,901
	Legg Mason, Inc.	56,554	1,633,845
			11,323,446
	Electric 4.2%
	Alliant Energy Corp.	9,432	325,970
	Ameren Corp.	97,567	2,475,275
	American Electric Power Co., Inc.	109,189	3,928,620
	Consolidated Edison, Inc.	24,371	1,123,990
	DPL, Inc.	14,616	369,931
	DTE Energy Corp.	90,448	4,175,080
	FirstEnergy Corp.	12,778	481,730
	Great Plains Energy, Inc.	22,321	400,439
	Hawaiian Electric Industries, Inc.	21,774	512,778
	Integrys Energy Group, Inc.	7,926	375,296
	ITC Holdings Corp.	5,515	312,921
	Mirant Corp. (h)	339,016	3,719,005
	PG&E Corp.	22,365	993,006
	Pinnacle West Capital Corp.	28,555	1,087,660
¤	Progress Energy, Inc.	140,552	5,918,645
			26,200,346
	Electrical Components & Equipment 0.2%
	General Cable Corp. (h)	17,513	464,795
	Hubbel, Inc. Class B	8,370	394,981
	SunPower Corp. Class A (h)	50,768	631,046
			1,490,822
	Electronics 0.2%
	Garmin, Ltd.	35,698	1,017,750

	Engineering & Construction 0.3%
	Shaw Group, Inc. (The) (h)	62,724	2,009,677

	Food 1.6%
	ConAgra Foods, Inc.	71,149	1,670,579
	Del Monte Foods Co.	26,555	368,583
	H.J. Heinz Co.	58,751	2,613,244
	J.M. Smucker Co. (The)	10,269	630,825
	Ralcorp Holdings, Inc. (h)	6,923	404,303
	Safeway, Inc.	130,560	2,681,702
	Tyson Foods, Inc. Class A	75,899	1,328,992
			9,698,228
	Forest Products & Paper 0.6%
	International Paper Co.	138,871	3,360,678
	MeadWestvaco Corp.	16,572	397,065
			3,757,743
	Gas 0.9%
	Energen Corp.	40,847	1,815,241
	NiSource, Inc.	132,327	2,183,395
	Sempra Energy	33,213	1,652,347
			5,650,983
	Health Care - Products 0.6%
	CareFusion Corp. (h)	40,233	847,709
	Hologic, Inc. (h)	61,831	874,291
	Johnson & Johnson	37,755	2,193,188
			3,915,188
	Health Care - Services 1.7%
	CIGNA Corp.	40,377	1,241,997
	Humana, Inc. (h)	77,556	3,646,683
	LifePoint Hospitals, Inc. (h)	21,764	672,725
	Lincare Holdings, Inc.	22,608	537,166
	UnitedHealth Group, Inc.	144,297	4,393,844
			10,492,415
	Housewares 0.1%
	Toro Co. (The)	7,413	385,847

	Insurance 5.7%
	Allied World Assurance Holdings, Ltd./Bermuda	55,668	2,773,380
	American Financial Group, Inc.	116,758	3,440,858
	American International Group, Inc. (h)	18,739	720,889
	Arch Capital Group, Ltd. (h)	50,118	3,922,235
	Aspen Insurance Holdings, Ltd.	29,057	794,709
	Assurant, Inc.	86,725	3,233,975
	Axis Capital Holdings, Ltd.	112,926	3,519,903
	Endurance Specialty Holdings, Ltd.	59,002	2,276,887
	Everest Re Group, Ltd.	8,433	654,570
	Genworth Financial, Inc. Class A (h)	111,387	1,512,636
	MetLife, Inc.	95,869	4,032,250
	Old Republic International Corp.	39,925	499,462
	OneBeacon Insurance Group, Ltd. Class A	16,588	263,583
	PartnerRe, Ltd.	20,371	1,474,249
	Protective Life Corp.	36,410	818,861
	Prudential Financial, Inc.	17,423	998,164
	Transatlantic Holdings, Inc.	16,642	795,654
	Unitrin, Inc.	24,925	692,666
	Unum Group	149,204	3,404,835
			35,829,766
	Internet 0.5%
	AOL, Inc. (h)	37,151	777,199
	eBay, Inc. (h)	49,875	1,042,886
	IAC/InterActiveCorp (h)	45,469	1,136,725
			2,956,810
	Iron & Steel 0.5%
	Reliance Steel & Aluminum Co.	75,177	2,952,953

	Machinery - Diversified 0.7%
	Cummins, Inc.	51,295	4,083,595

	Media 3.3%
¤	Comcast Corp. Class A	317,695	6,185,522
	Gannett Co., Inc.	28,457	375,063
¤	Time Warner Cable, Inc.	87,948	5,027,987
	Time Warner, Inc.	150,775	4,743,382
	Walt Disney Co. (The)	124,686	4,200,671
			20,532,625
	Metal Fabricate & Hardware 0.4%
	Precision Castparts Corp.	11,208	1,369,506
	Timken Co. (The)	26,041	875,498
			2,245,004
	Mining 0.7%
	Freeport-McMoRan Copper & Gold, Inc.	60,789	4,348,845

	Miscellaneous - Manufacturing 2.5%
	Carlisle Cos., Inc.	39,503	1,330,461
	Dover Corp.	15,772	756,583
	General Electric Co.	288,246	4,646,526
	ITT Corp.	74,811	3,525,094
	Parker Hannifin Corp.	53,270	3,309,132
	Trinity Industries, Inc.	104,024	2,118,969
			15,686,765
	Office Equipment/Supplies 0.2%
	Pitney Bowes, Inc.	27,821	679,111
	Xerox Corp.	88,760	864,522
			1,543,633
	Oil & Gas 5.6%
	Chevron Corp.	60,681	4,624,499
	Comstock Resources, Inc. (h)	24,311	615,311
	ConocoPhillips	93,624	5,169,917
	Forest Oil Corp. (h)	106,044	3,031,798
	Marathon Oil Corp.	72,948	2,440,111
	Murphy Oil Corp.	60,530	3,314,017
	Occidental Petroleum Corp.	55,544	4,328,544
	Patterson-UTI Energy, Inc.	56,646	930,694
	QEP Resources, Inc. (h)	36,069	1,241,495
	Questar Corp.	36,069	593,335
	Rowan Cos., Inc. (h)	47,622	1,202,932
	Unit Corp. (h)	74,133	3,032,040
	Valero Energy Corp.	247,620	4,207,064
			34,731,757
	Oil & Gas Services 0.1%
	SEACOR Holdings, Inc. (h)	10,819	896,030

	Packaging & Containers 0.4%
	Crown Holdings, Inc. (h)	50,594	1,408,031
	Sealed Air Corp.	16,614	359,361
	Sonoco Products Co.	10,229	334,488
	Temple-Inland, Inc.	24,968	500,858
			2,602,738
	Pharmaceuticals 2.5%
	Abbott Laboratories	22,068	1,083,098
	AmerisourceBergen Corp.	103,691	3,107,619
¤	Eli Lilly & Co.	170,037	6,053,317
	Endo Pharmaceuticals Holdings, Inc. (h)	75,081	1,802,695
	Forest Laboratories, Inc. (h)	87,035	2,415,221
	Pfizer, Inc.	58,060	870,900
			15,332,850
	Real Estate 0.2%
	CB Richard Ellis Group, Inc. Class A (h)	78,026	1,326,442

	Real Estate Investment Trusts 2.9%
¤	Annaly Capital Management, Inc.	368,344	6,409,186
	Apartment Investment & Management Co. Class A	37,285	800,509
	Digital Realty Trust, Inc.	22,751	1,438,318
	Duke Realty Corp.	189,197	2,262,796
	Hospitality Properties Trust	21,557	440,841
	Macerich Co. (The)	59,742	2,476,306
	ProLogis	213,840	2,322,302
	Senior Housing Properties Trust	33,286	750,599
	SL Green Realty Corp.	22,987	1,384,737
			18,285,594
	Retail 2.9%
	Big Lots, Inc. (h)	107,728	3,696,148
	BJ's Wholesale Club, Inc. (h)	35,902	1,635,336
	Gap, Inc. (The)	85,350	1,545,688
	RadioShack Corp.	105,506	2,272,599
	Ross Stores, Inc.	60,003	3,159,758
¤	Wal-Mart Stores, Inc.	118,584	6,070,315
			18,379,844
	Savings & Loans 0.2%
	New York Community Bancorp, Inc.	68,839	1,188,161

	Semiconductors 0.8%
	Fairchild Semiconductor International, Inc. (h)	37,627	341,653
	Intel Corp.	211,368	4,354,181
			4,695,834
	Software 0.9%
	Adobe Systems, Inc. (h)	167,697	4,816,258
	Dun & Bradstreet Corp.	7,644	522,544
			5,338,802
	Telecommunications 1.7%
	Amdocs, Ltd. (h)	57,565	1,573,251
	AT&T, Inc.	171,644	4,452,445
	CenturyTel, Inc.	52,869	1,883,194
	EchoStar Corp. (h)	5,856	111,850
	Leap Wireless International, Inc. (h)	58,648	697,325
	Level 3 Communications, Inc. (h)	254,548	287,639
	Tellabs, Inc.	88,274	616,153
	Windstream Corp.	77,601	884,651
			10,506,508
	Transportation 0.9%
	Frontline, Ltd.	28,059	858,606
	Ryder System, Inc.	40,354	1,762,259
	Tidewater, Inc.	27,934	1,144,735
	Union Pacific Corp.	24,546	1,832,850
			5,598,450
	Total Common Stocks (Cost $337,003,634)		370,874,858

	Exchange Traded Fund 1.3% (i)
¤	S&P 500 Index―SPDR Trust Series 1	73,326	8,085,658
	Total Exchange Traded Fund (Cost $7,689,758)		8,085,658
		Principal Amount	Value
	Short-Term Investments 0.7%
	Repurchase Agreement 0.2%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $1,480,156 (Collateralized by a United States Treasury Note with a rate of 3.125% and with a maturity date of 4/30/17, with a Principal Amount of $1,430,000 and a Market Value of $1,515,943)	$1,480,155	1,480,155
	Total Repurchase Agreement (Cost $1,480,155)		1,480,155

	U.S. Government 0.5%
	United States Treasury Bills
	0.183%, due 8/19/10 (j)	1,000,000	999,942
	0.281%, due 8/12/10 (j)	2,100,000	2,099,898
	Total U.S. Government (Cost $3,099,840)		3,099,840
	Total Short-Term Investments (Cost $4,579,995)		4,579,995

	Total Investments (Cost $575,622,616) (m)	99.7%	621,575,015

	Other Assets, Less Liabilities	0.3	1,641,111
	Net Assets	100.0%	$623,216,126

		Contracts Short	Unrealized Depreciation (k)
	Futures Contracts (0.0%)‡
	United States Treasury Note September 2010 (10 Year) (l)	(40)	$(35,755)
	Total Futures Contracts (Settlement Value $4,952,500)		$(35,755)

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2010, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Fair valued security - The total market value of this security at July 31, 2010 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(b)	Issue in default.
(c)	Restricted security.
(d)	Illiquid security - The total market value of this security at July 31, 2010 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(f)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at July 31, 2010.

(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Non-income producing security.
(i)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(j)	Interest rate presented is yield to maturity.
(k)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2010.
(l)	At July 31, 2010, cash in the amount of $56,000 is on deposit with broker for futures transactions.
(m)	At July 31, 2010, cost is $576,014,662 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$61,378,769
Gross unrealized depreciation	(15,818,416)
Net unrealized appreciation	$45,560,353

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$1,267,475	$—	$1,267,475
Convertible Bond	—	—	18	18
Corporate Bonds	—	94,407,289	—	94,407,289
Mortgage-Backed Securities	—	9,123,621	—	9,123,621
U.S. Government & Federal Agencies	—	117,901,814	—	117,901,814
Yankee Bonds	—	15,334,287	—	15,334,287
Total Long-Term Bonds	—	238,034,486	18	238,034,504
Common Stocks	370,874,858	—	—	370,874,858
Exchange Traded Fund	8,085,658	—	—	8,085,658
Short-Term Investments
Repurchase Agreement	—	1,480,155	—	1,480,155
U.S. Government	—	3,099,840	—	3,099,840
Total Short-Term Investments	—	4,579,995	—	4,579,995
Total Investments in Securities	$378,960,516	$242,614,481	$18	$621,575,015

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (a)	$(35,755)	$—	$—	$(35,755)
Total Other Financial Instruments	$(35,755)	$—	$—	$(35,755)

(a)	The value listed for these securities reflects unrealized depreciation as shown on the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2.

The Fund recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2010
Convertible Bond
Internet	$18	$-	$-	$-	$-	$-	$-	$-	$18	$-

Total	$18	$-	$-	$-	$-	$-	$-	$-	$18	$-

As of July 31, 2010, the Fund held the following restricted security:

	Date(s) of	Principal		7/31/10	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	8/31/01	$177,810	$13,325	$18	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay U.S. Small Cap Fund
Portfolio of Investments July 31, 2010 unaudited
		Shares	Value
	Common Stocks 93.5%†
	Aerospace & Defense 4.9%
	Alliant Techsystems, Inc. (a)	64,600	$4,338,536
	Curtiss-Wright Corp.	178,900	5,418,881
	Esterline Technologies Corp. (a)	80,500	4,132,065
	Hexcel Corp. (a)	291,300	5,444,397
			19,333,879
	Auto Components 1.3%
	Tenneco, Inc. (a)	186,050	5,134,980

	Biotechnology 1.6%
	Alkermes, Inc. (a)	501,750	6,472,575

	Building Products 3.5%
	Armstrong World Industries, Inc. (a)	147,500	5,392,600
	Masco Corp.	240,350	2,470,798
	Simpson Manufacturing Co., Inc.	226,950	5,853,040
			13,716,438
	Capital Markets 0.9%
	Waddell & Reed Financial, Inc. Class A	150,450	3,585,224

	Chemicals 2.6%
	Methanex Corp.	267,400	5,997,782
	Nalco Holding Co.	185,400	4,521,906
			10,519,688
	Commercial Banks 3.6%
	Investors Bancorp, Inc. (a)	397,952	5,225,110
	Texas Capital Bancshares, Inc. (a)	230,100	3,840,369
	UMB Financial Corp.	138,000	5,191,560
			14,257,039
	Communications Equipment 1.0%
	Harmonic, Inc. (a)	590,000	4,112,300

	Containers & Packaging 2.5%
¤	Silgan Holdings, Inc.	343,650	9,766,533

	Diversified Consumer Services 1.5%
	Service Corp. International	711,600	6,062,832

	Electric Utilities 3.0%
	DPL, Inc.	176,650	4,471,012
¤	Westar Energy, Inc.	312,550	7,463,694
			11,934,706
	Electrical Equipment 2.3%
¤	Woodward Governor Co.	299,500	9,056,880

	Electronic Equipment & Instruments 3.0%
	DTS, Inc. (a)	195,166	6,971,330
	Jabil Circuit, Inc.	343,950	4,990,714
			11,962,044
	Energy Equipment & Services 2.2%
	Cal Dive International, Inc. (a)	1,005,350	5,951,672
	Dresser-Rand Group, Inc. (a)	70,954	2,640,198
			8,591,870
	Food Products 1.6%
	Corn Products International, Inc.	185,000	6,167,900

	Health Care Equipment & Supplies 6.1%
	Alere, Inc. (a)	166,450	4,682,239
	Haemonetics Corp. (a)	108,700	6,005,675
	SonoSite, Inc. (a)	230,850	6,752,362
	Teleflex, Inc.	123,650	7,007,245
			24,447,521
	Health Care Providers & Services 1.0%
	Bio-Reference Laboratories, Inc. (a)	190,100	3,986,397

	Hotels, Restaurants & Leisure 1.6%
	Multimedia Games, Inc. (a)	432,123	1,814,917
	Shuffle Master, Inc. (a)	526,750	4,630,132
			6,445,049
	Household Durables 4.8%
	KB Home	418,350	4,760,823
	Leggett & Platt, Inc.	196,000	4,084,640
	Ryland Group, Inc. (The)	227,100	3,706,272
	Tupperware Brands Corp.	167,846	6,611,454
			19,163,189
	Household Products 1.1%
	Church & Dwight Co., Inc.	64,950	4,304,237

	Insurance 4.6%
	Arthur J. Gallagher & Co.	212,100	5,391,582
¤	Platinum Underwriters Holdings, Ltd.	201,348	7,868,680
	Validus Holdings, Ltd.	208,930	5,189,821
			18,450,083
	Internet Software & Services 0.8%
	Digital River, Inc. (a)	126,568	3,327,473

	IT Services 2.1%
	Forrester Research, Inc. (a)	81,712	2,637,663
	NeuStar, Inc. Class A (a)	246,600	5,728,518
			8,366,181
	Machinery 5.8%
	Actuant Corp. Class A	38,600	795,932
¤	AGCO Corp. (a)	217,350	7,555,086
	Kennametal, Inc.	170,500	4,669,995
	Mueller Industries, Inc.	166,500	4,115,880
	Wabtec Corp.	136,781	6,101,800
			23,238,693
	Metals & Mining 1.6%
	RTI International Metals, Inc. (a)	227,700	6,462,126

	Multi-Utilities 4.4%
	CMS Energy Corp.	269,300	4,287,256
	NSTAR	155,600	5,782,096
¤	Vectren Corp.	305,700	7,572,189
			17,641,541
	Pharmaceuticals 2.3%
¤	Endo Pharmaceuticals Holdings, Inc. (a)	383,650	9,211,437

	Professional Services 1.8%
	IHS, Inc. Class A (a)	114,300	7,236,333

	Road & Rail 2.3%
	Con-Way, Inc.	148,900	5,016,441
	Genesee & Wyoming, Inc. Class A (a)	96,540	3,946,555
			8,962,996
	Semiconductors & Semiconductor Equipment 0.5%
	MEMC Electronic Materials, Inc. (a)	204,850	1,958,366

	Software 3.1%
	JDA Software Group, Inc. (a)	149,000	3,501,500
	Rovi Corp. (a)	106,550	4,741,475
	Solera Holdings, Inc.	57,800	2,195,244
	THQ, Inc. (a)	368,500	1,680,360
			12,118,579
	Specialty Retail 4.4%
	GameStop Corp. Class A (a)	312,500	6,265,625
	JoS A. Bank Clothiers, Inc. (a)	68,950	4,045,986
¤	Monro Muffler Brake, Inc.	179,780	7,378,171
			17,689,782
	Textiles, Apparel & Luxury Goods 3.1%
	Iconix Brand Group, Inc. (a)	273,800	4,506,748
¤	Warnaco Group, Inc. (The) (a)	185,150	7,733,716
			12,240,464
	Thrifts & Mortgage Finance 3.0%
	First Niagara Financial Group, Inc.	386,500	5,182,965
	Washington Federal, Inc.	391,250	6,807,750
			11,990,715
	Wireless Telecommunication Services 3.6%
	NTELOS Holdings Corp.	221,150	4,137,717
¤	Syniverse Holdings, Inc. (a)	460,556	10,284,215
			14,421,932
	Total Common Stocks (Cost $350,779,475)		372,337,982
		Principal Amount	Value
	Short-Term Investment 4.7%
	Repurchase Agreement 4.7%
	State Street Bank and Trust Co. 0.01%, dated 7/30/10 due 8/2/10 Proceeds at Maturity $18,638,452 (Collateralized by a United States Treasury Note with a rate of 3.125% and a maturity date of 4/30/17, with a Principal Amount of $17,935,000 and a Market Value of $19,012,894)	$18,638,436	18,638,436

	Total Short-Term Investment (Cost $18,638,436)		18,638,436

	Total Investments (Cost $369,417,911) (b)	98.2%	390,976,418

	Other Assets, Less Liabilities	1.8	7,365,033
	Net Assets	100.0%	$398,341,451

¤	Among the Fund's 10 largest holdings, as of July 31, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	At July 31, 2010, cost is $370,580,385 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$40,128,982
Gross unrealized depreciation	(19,732,949)
Net unrealized appreciation	$20,396,033

The following is a summary of the fair valuations according to the inputs used as of July 31, 2010, for valuing the Fund's assets.
Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$372,337,982	$—	$—	$372,337,982
Short-Term Investment
Repurchase Agreement	—	18,638,436	—	18,638,436
Total Investments in Securities	$372,337,982	$18,638,436	$—	$390,976,418

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At July 31, 2010, the Fund did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

Eclipse Funds

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2010 unaudited

SECURITIES VALUATION.

Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") and follow the significant accounting policies described below.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Funds' Manager, in consultation with the Funds' Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

Equity securities are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures are principally traded. Investments in other mutual funds are valued at their net asset values (“NAVs”) as of the close of the Exchange on the valuation date.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature in 60 days or less ("short-term investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund’s Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At July 31, 2010, the Balanced Fund held securities with a value of $18, that were valued in such a manner.

“Fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework which has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of July 31, 2010, for each Fund's investments is included at the end of each Fund's respective Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the period ended July 31, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the period ended July 31, 2010, there have been no changes to the fair value methodologies.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell, and could have the effect of decreasing the overall level of a Fund's liquidity. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchased, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchased, sales issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. As of July 31, 2010, the Funds have adopted ASU 2010-06. The adoption of ASU 2010-06 has not impacted the amounts reported in the financial statements; however, there are additional disclosures in the Funds’ Portfolio of Investments.

Item 2.  Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s Internal Control over Financial Reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s Internal Control over Financial Reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS
By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer
Date:	September 29, 2010

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer
Date:	September 29, 2010